LOANS (Details Textual) (USD $)	12 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013 Subsequent Event [Member]
Financing Receivables Troubled Debt Restructuring Specific Reserves	$ 2,000
Financing Receivable, Modifications, Recorded Investment		474,000
Financing Receivable, Acquired with Deteriorated Credit Quality		4,162,000
Certain Loans and Debt Securities Acquired in Transfer, Allowance for Credit Losses Due to Subsequent Impairment		1,200,000
Financing Receivables Troubled Debt Restructuring Default Recorded Investment		2,200,000
Financing Receivable, Modifications, Subsequent Default, Recorded Investment			$ 624,000